Subsequent Events - Additional Information (Detail)															12 Months Ended
	Apr. 08, 2021 CNY (¥)	Apr. 08, 2021 USD ($)	Mar. 31, 2021 CNY (¥) shares	Mar. 31, 2021 USD ($) shares	Mar. 11, 2021 CNY (¥)	Mar. 11, 2021 USD ($) $ / shares	Mar. 02, 2021 CNY (¥) shares	Mar. 02, 2021 USD ($) $ / shares shares	Jul. 19, 2019 CNY (¥) shares	Jul. 19, 2019 USD ($) $ / shares shares	Aug. 06, 2018 shares	Jul. 30, 2018 shares	Nov. 29, 2017 shares	Oct. 09, 2017 shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥)	Mar. 22, 2021 $ / shares
Subsequent Event [Line Items]
Special dividend (dollars per share) | $ / shares						$ 0.50
Special Dividend, amount paid in cash	¥ 961,100,000	$ 147,300,000			¥ 987,900,000	$ 151,400,000
Repurchase Value									¥ 20,638,881	$ 2,999,314					¥ 69,858,199	$ 9,991,894
Stock Issued During Period, Shares, New Issues													124,969,987	124,969,987
Stock Issued During Period, Value, New Issues | ¥																	¥ 272,151,072
Subsequent Event [Member]
Subsequent Event [Line Items]
Repurchase Value							¥ 249,900,000	$ 38,300,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Dividends Payable, Amount Per Share | $ / shares																		$ 1.2951
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Dividends Payable, Amount Per Share | $ / shares																		1.7951
American Depositary Shares [Member]
Subsequent Event [Line Items]
Number of Shares repurchased									431,556	431,556					1,830,072	1,830,072
Average repurchase price per ADS | $ / shares										$ 6.95						$ 5.46
Stock Issued During Period, Shares, New Issues											300,000	4,000,000
American Depositary Shares [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Repurchase Value | $								$ 50,000,000
Number of Shares repurchased							4,189,888	4,189,888
Average repurchase price per ADS | $ / shares								$ 9.14
Stock Issued During Period, Shares, New Issues			9,597,206	9,597,206
Sale Of Stock Price Per Share | $ / shares																		$ 25.85
Stock Issued During Period, Value, New Issues			¥ 1,618,600,000	$ 248,100,000
Common Class A [Member]
Subsequent Event [Line Items]
Number of Shares repurchased									863,112	863,112					3,660,144	3,660,144
Stock Issued During Period, Shares, New Issues											600,000	8,000,000
Common Class A [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of Shares repurchased							8,379,776	8,379,776